Filed electronically with the Securities and Exchange Commission on December 4, 1997

                                                                File No. 2-14400
                                                                File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 ------

     Post-Effective Amendment No.   58
                                  ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   38
                   -----

                        Scudder International Fund, Inc.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                345 Park Avenue, New York, NY             10154
           ----------------------------------------     ----------
           (Address of Principal Executive Offices)     (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
   ------

          on ________________________ pursuant to paragraph (b)
   ------

          60 days after filing pursuant to paragraph (a)(i)
   ------

      X   on February 6, 1998 pursuant to paragraph (a)(i)
   ------

          75 days after filing pursuant to paragraph (a)(ii)
   ------

          on ________________________ pursuant to paragraph
   ------
          (a)(ii) of Rule 485

If appropriate, check the following:

          this post-effective amendment designates a new effective date for a ------ previously filed post-effective amendment

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER LATIN AMERICA FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No.   Item Caption       Prospectus Caption
--------   ------------       ------------------

   1.      Cover Page         COVER PAGE

   2.      Synopsis           EXPENSE INFORMATION

   3.      Condensed          FINANCIAL HIGHLIGHTS
           Financial          DISTRIBUTION AND PERFORMANCE
           Information          INFORMATION

   4.      General            INVESTMENT OBJECTIVE AND POLICIES
           Description of     WHY INVEST IN THE FUND?
           Registrant         LATIN AMERICAN INVESTMENT EXPERIENCE
                              ADDITIONAL INFORMATION ABOUT
                                POLICIES AND INVESTMENTS
                              FUND ORGANIZATION

   5.      Management of      FINANCIAL HIGHLIGHTS
           the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                              FUND ORGANIZATION-Investment
                                adviser, Transfer agent
                              SHAREHOLDER BENEFITS-A team approach
                                to investing
                              DIRECTORS AND OFFICERS

  5A.      Management's       NOT APPLICABLE
           Discussion of
           Fund Performance

   6.      Capital Stock      DISTRIBUTION AND PERFORMANCE
           and Other            INFORMATION-Dividends and capital
           Securities           gains distributions
                              FUND ORGANIZATION
                              TRANSACTION INFORMATION-Tax
                                Information
                              SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                Automated Information Line,
                                Dividend reinvestment plan,
                                T.D.D. service for the hearing
                                impaired
                              HOW TO CONTACT SCUDDER

   7.      Purchase of        PURCHASES
           Securities Being   FUND ORGANIZATION-Underwriter
           Offered            TRANSACTION INFORMATION-Purchasing
                                shares, Share price, Processing
                                time, Minimum balances, Third
                                party transactions
                              SHAREHOLDER BENEFITS-Dividend
                                reinvestment plan
                              SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                              INVESTMENT PRODUCTS AND SERVICES

   8.      Redemption or      EXCHANGES AND REDEMPTIONS
           Repurchase         TRANSACTION INFORMATION-Redeeming
                                shares, Tax identification
                                number, Minimum balances

   9.      Pending Legal      NOT APPLICABLE
           Proceedings


                            Cross Reference - Page 1

                           SCUDDER LATIN AMERICA FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information
--------  ------------        ----------------------

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             FUND ORGANIZATION
          Information and
          History

  13.     Investment          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
          Objectives and      PORTFOLIO TRANSACTIONS-Brokerage
          Policies              Commissions, Portfolio Turnover

  14.     Management of the   INVESTMENT ADVISER
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     DIRECTORS AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts,
                                Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation            Commissions, Portfolio Turnover
          and Other
          Practices

  18.     Capital Stock and   FUND ORGANIZATION
          Other Securities    DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being      THE FUND-Dividend and Capital
          Offered               Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements


                            Cross Reference - Page 2

                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

Item No.   Item Caption    Prospectus Caption
--------   ------------    ------------------

   1.      Cover Page      COVER PAGE

   2.      Synopsis        EXPENSE INFORMATION

   3.      Condensed       FINANCIAL HIGHLIGHTS
           Financial       DISTRIBUTION AND PERFORMANCE
           Information       INFORMATION

   4.      General         INVESTMENT OBJECTIVE AND POLICIES
           Description of  WHY INVEST IN THE FUND?
           Registrant      INTERNATIONAL INVESTMENT EXPERIENCE
                           ADDITIONAL INFORMATION ABOUT
                             POLICIES AND INVESTMENTS
                           FUND ORGANIZATION

   5.      Management of   FINANCIAL HIGHLIGHTS
           the Fund        A MESSAGE FROM SCUDDER'S CHAIRMAN
                           FUND ORGANIZATION-Investment
                             adviser, Transfer agent
                           SHAREHOLDER BENEFITS-A team
                             approach to investing
                           DIRECTORS AND OFFICERS

  5A.      Management's    NOT APPLICABLE
           Discussion of
           Fund
           Performance

   6.      Capital Stock   DISTRIBUTION AND PERFORMANCE
           and Other         INFORMATION-Dividends and capital
           Securities        gains distributions
                           FUND ORGANIZATION
                           TRANSACTION INFORMATION-Tax
                             Information
                           SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                             Automated Information Line,
                             Dividend reinvestment plan,
                             T.D.D. service for the hearing
                             impaired
                           HOW TO CONTACT SCUDDER

   7.      Purchase of     PURCHASES
           Securities      FUND ORGANIZATION-Underwriter
           Being Offered   TRANSACTION INFORMATION-Purchasing
                             shares, Share price, Processing
                             time, Minimum balances, Third
                             party transactions
                           SHAREHOLDER BENEFITS-Dividend
                             reinvestment plan
                           SCUDDER TAX-ADVANTAGED RETIREMENT
                             PLANS
                           INVESTMENT PRODUCTS AND SERVICES

   8.      Redemption or   EXCHANGES AND REDEMPTIONS
           Repurchase      TRANSACTION INFORMATION-Redeeming
                             shares, Tax identification
                             number, Minimum balances

   9.      Pending Legal   NOT APPLICABLE
           Proceedings


                            Cross Reference - Page 3

               SCUDDER PACIFIC OPPORTUNITIES FUND
                           (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information
--------  ------------        ----------------------

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             FUND ORGANIZATION
          Information and
          History

  13.     Investment          THE FUND'S INVESTMENT OBJECTIVE AND
          Objectives and        POLICIES
          Policies            PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions, Portfolio Turnover

  14.     Management of the   INVESTMENT ADVISER
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     DIRECTORS AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts,
                                Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation            Commissions, Portfolio Turnover
          and Other
          Practices

  18.     Capital Stock and   FUND ORGANIZATION
          Other Securities    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being      THE FUND-Dividend and Capital
          Offered               Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements


                            Cross Reference - Page 4

                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER GREATER EUROPE GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

Item
 No.    Item Caption       Prospectus Caption
-----   ------------       ------------------

  1.    Cover Page         COVER PAGE

  2.    Synopsis           EXPENSE INFORMATION

  3.    Condensed          FINANCIAL HIGHLIGHTS
        Financial          DISTRIBUTION AND PERFORMANCE
        Information          INFORMATION

  4.    General            INVESTMENT OBJECTIVE AND POLICIES
        Description of     WHY INVEST IN THE FUND?
        Registrant         INTERNATIONAL INVESTMENT EXPERIENCE
                           ADDITIONAL INFORMATION ABOUT
                             POLICIES AND INVESTMENTS
                           RISK CONSIDERATIONS
                           FUND ORGANIZATION

  5.    Management of      FINANCIAL HIGHLIGHTS
        the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                           FUND ORGANIZATION-Investment
                             adviser, Transfer agent
                           SHAREHOLDER BENEFITS-A team
                             approach to investing
                           DIRECTORS AND OFFICERS


 5A.    Management's       NOT APPLICABLE
        Discussion of
        Fund Performance

  6.    Capital Stock      DISTRIBUTION AND PERFORMANCE
        and Other            INFORMATION-Dividends and capital
        Securities           gains distributions
                           FUND ORGANIZATION
                           TRANSACTION INFORMATION-Tax
                             information
                           SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                             Automated Information Line,
                             Dividend reinvestment plan, T.D.D.
                             service for the hearing impaired
                           HOW TO CONTACT SCUDDER

  7.    Purchase of        PURCHASES
        Securities Being   FUND ORGANIZATION-Underwriter
        Offered            TRANSACTION INFORMATION-Purchasing
                             shares, Share price, Processing
                             time, Minimum balances, Third
                             party transactions
                           SHAREHOLDER BENEFITS-Dividend
                             reinvestment plan
                           SCUDDER TAX-ADVANTAGED RETIREMENT
                             PLANS
                           INVESTMENT PRODUCTS AND SERVICES

  8.    Redemption or      EXCHANGES AND REDEMPTIONS
        Repurchase         TRANSACTION INFORMATION-Redeeming
                             shares, Tax identification number,
                             Minimum balances

  9.    Pending Legal      NOT APPLICABLE
        Proceedings


                            Cross Reference - Page 5

                       SCUDDER GREATER EUROPE GROWTH FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information
--------  ------------        ----------------------

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             FUND ORGANIZATION
          Information and
          History

  13.     Investment          THE FUNDS' INVESTMENT OBJECTIVE AND
          Objectives and        POLICIES
          Policies            PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions, Portfolio Turnover

  14.     Management of the   INVESTMENT ADVISER
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     DIRECTORS AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts,
                                Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation            Commissions, Portfolio Turnover
          and Other
          Practices

  18.     Capital Stock and   FUND ORGANIZATION
          Other Securities    DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being      THE FUND-Dividend and Capital
          Offered               Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements


                            Cross Reference - Page 6

                        SCUDDER INTERNATIONAL FUND, INC.
                      SCUDDER EMERGING MARKETS GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

Item
 No.    Item Caption       Prospectus Caption
-----   ------------       ------------------

  1.    Cover Page         COVER PAGE

  2.    Synopsis           EXPENSE INFORMATION

  3.    Condensed          NOT APPLICABLE
        Financial
        Information

  4.    General            INVESTMENT OBJECTIVE AND POLICIES
        Description of     WHY INVEST IN THE FUND?
        Registrant         INTERNATIONAL INVESTMENT EXPERIENCE
                           ADDITIONAL INFORMATION ABOUT
                             POLICIES AND INVESTMENTS
                           RISK CONSIDERATIONS
                           FUND ORGANIZATION

  5.    Management of      A MESSAGE FROM SCUDDER'S CHAIRMAN
        the Fund           FUND ORGANIZATION-Investment
                             adviser, Transfer agent
                           SHAREHOLDER BENEFITS-A team
                             approach to investing
                           DIRECTORS AND OFFICERS

 5A.    Management's       NOT APPLICABLE
        Discussion of
        Fund Performance

  6.    Capital Stock      DISTRIBUTION AND PERFORMANCE
        and Other            INFORMATION-Dividends and capital
        Securities           gains distributions
                           FUND ORGANIZATION
                           TRANSACTION INFORMATION-Tax
                             information
                           SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                             Automated Information Line,
                             Dividend reinvestment plan, T.D.D.
                             service for the hearing impaired
                           HOW TO CONTACT SCUDDER

  7.    Purchase of        PURCHASES
        Securities Being   FUND ORGANIZATION-Underwriter
        Offered            TRANSACTION INFORMATION-Purchasing
                             shares, Share price, Processing
                             time, Minimum balances, Third
                             party transactions
                           SHAREHOLDER BENEFITS-Dividend
                             reinvestment plan
                           SCUDDER TAX-ADVANTAGED RETIREMENT
                             PLANS
                           INVESTMENT PRODUCTS AND SERVICES

  8.    Redemption or      EXCHANGES AND REDEMPTIONS
        Repurchase         TRANSACTION INFORMATION-Redeeming
                             shares, Tax identification number,
                             Minimum balances

  9.    Pending Legal      NOT APPLICABLE
        Proceedings


                            Cross Reference - Page 7

                      SCUDDER EMERGING MARKETS GROWTH FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information
--------  ------------        ----------------------

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             FUND ORGANIZATION
          Information and
          History

  13.     Investment          THE FUNDS' INVESTMENT OBJECTIVE AND
          Objectives and        POLICIES
          Policies            PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions, Portfolio Turnover

  14.     Management of the   INVESTMENT ADVISER
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     DIRECTORS AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts,
                                Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation            Commissions, Portfolio Turnover
          and Other
          Practices

  18.     Capital Stock and   FUND ORGANIZATION
          Other Securities    DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being      THE FUND-Dividend and Capital
          Offered               Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements


                            Cross Reference - Page 8

                        SCUDDER INTERNATIONAL FUND, INC.
                  SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

Item
 No.    Item Caption       Prospectus Caption
-----   ------------       ------------------

  1.    Cover Page         COVER PAGE

  2.    Synopsis           EXPENSE INFORMATION

  3.    Condensed          NOT APPLICABLE
        Financial
        Information

  4.    General            INVESTMENT OBJECTIVE AND POLICIES
        Description of     INVESTMENT PROCESS
        Registrant         WHY INVEST IN THE FUND?
                           INTERNATIONAL INVESTMENT EXPERIENCE
                           ADDITIONAL INFORMATION ABOUT
                             POLICIES AND INVESTMENTS
                           RISK CONSIDERATIONS
                           FUND ORGANIZATION

  5.    Management of      A MESSAGE FROM SCUDDER'S CHAIRMAN
        the Fund           FUND ORGANIZATION-Investment
                             adviser, Transfer agent
                           SHAREHOLDER BENEFITS-A team
                             approach to investing
                           DIRECTORS AND OFFICERS

 5A.    Management's       NOT APPLICABLE
        Discussion of
        Fund Performance

  6.    Capital Stock      DISTRIBUTION AND PERFORMANCE
        and Other            INFORMATION-Dividends and capital
        Securities           gains distributions
                           FUND ORGANIZATION
                           TRANSACTION INFORMATION-Tax
                             information
                           SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                             Automated Information Line,
                             Dividend reinvestment plan, T.D.D.
                             service for the hearing impaired
                           HOW TO CONTACT SCUDDER

  7.    Purchase of        PURCHASES
        Securities Being   FUND ORGANIZATION-Underwriter
        Offered            TRANSACTION INFORMATION-Purchasing
                             shares, Share price, Processing
                             time, Minimum balances, Third
                             party transactions
                           SHAREHOLDER BENEFITS-Dividend
                             reinvestment plan
                           SCUDDER TAX-ADVANTAGED RETIREMENT
                             PLANS
                           INVESTMENT PRODUCTS AND SERVICES

  8.    Redemption or      EXCHANGES AND REDEMPTIONS
        Repurchase         TRANSACTION INFORMATION-Redeeming
                             shares, Tax identification number,
                             Minimum balances

  9.    Pending Legal      NOT APPLICABLE
        Proceedings


                            Cross Reference - Page 9

                  SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information
--------  ------------        ----------------------

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             FUND ORGANIZATION
          Information and
          History

  13.     Investment          THE FUNDS' INVESTMENT OBJECTIVE AND
          Objectives and        POLICIES
          Policies            PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions, Portfolio Turnover

  14.     Management of the   INVESTMENT ADVISER
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     DIRECTORS AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts,
                                Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation            Commissions, Portfolio Turnover
          and Other
          Practices

  18.     Capital Stock and   FUND ORGANIZATION
          Other Securities    DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being      THE FUND-Dividend and Capital
          Offered               Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements


                            Cross Reference - Page 10

                SCUDDER INTERNATIONAL FUND, INC.
                   SCUDDER INTERNATIONAL FUND
                      CROSS-REFERENCE SHEET

                   Items Required By Form N-1A
PART A

Item
 No.    Item Caption       Prospectus Caption
-----   ------------       ------------------

  1.    Cover Page         COVER PAGE

  2.    Synopsis           EXPENSE INFORMATION

  3.    Condensed          NOT APPLICABLE
        Financial
        Information

  4.    General            INVESTMENT OBJECTIVE AND POLICIES
        Description of     INVESTMENT PROCESS
        Registrant         WHY INVEST IN THE FUND?
                           INTERNATIONAL INVESTMENT EXPERIENCE
                           ADDITIONAL INFORMATION ABOUT
                             POLICIES AND INVESTMENTS
                           RISK CONSIDERATIONS
                           FUND ORGANIZATION

  5.    Management of      A MESSAGE FROM SCUDDER'S CHAIRMAN
        the Fund           FUND ORGANIZATION-Investment
                             adviser, Transfer agent
                           SHAREHOLDER BENEFITS-A team
                             approach to investing
                           DIRECTORS AND OFFICERS

 5A.    Management's       NOT APPLICABLE
        Discussion of
        Fund Performance

  6.    Capital Stock      DISTRIBUTION AND PERFORMANCE
        and Other            INFORMATION-Dividends and capital
        Securities           gains distributions
                           FUND ORGANIZATION
                           TRANSACTION INFORMATION-Tax
                             information
                           SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                             Automated Information Line,
                             Dividend reinvestment plan, T.D.D.
                             service for the hearing impaired
                           HOW TO CONTACT SCUDDER

  7.    Purchase of        PURCHASES
        Securities Being   FUND ORGANIZATION-Underwriter
        Offered            TRANSACTION INFORMATION-Purchasing
                             shares, Share price, Processing
                             time, Minimum balances, Third
                             party transactions
                           SHAREHOLDER BENEFITS-Dividend
                             reinvestment plan
                           SCUDDER TAX-ADVANTAGED RETIREMENT
                             PLANS
                           INVESTMENT PRODUCTS AND SERVICES

  8.    Redemption or      EXCHANGES AND REDEMPTIONS
        Repurchase         TRANSACTION INFORMATION-Redeeming
                             shares, Tax identification number,
                             Minimum balances

  9.    Pending Legal      NOT APPLICABLE
        Proceedings


                            Cross Reference - Page 11

                           SCUDDER INTERNATIONAL FUND
                                   (continued)

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information
--------  ------------        ----------------------

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             FUND ORGANIZATION
          Information and
          History

  13.     Investment          THE FUNDS' INVESTMENT OBJECTIVE AND
          Objectives and        POLICIES
          Policies            PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions, Portfolio Turnover

  14.     Management of the   INVESTMENT ADVISER
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     DIRECTORS AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        DISTRIBUTOR
          Other Services      ADDITIONAL INFORMATION-Experts,
                                Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS-Brokerage
          Allocation            Commissions, Portfolio Turnover
          and Other
          Practices

  18.     Capital Stock and   FUND ORGANIZATION
          Other Securities    DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being      THE FUND-Dividend and Capital
          Offered               Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements


                            Cross Reference - Page 12

Scudder International Fund

Scudder International Fund is a series of Scudder International Fund, Inc., an open-end management investment company. This prospectus sets forth concisely the information about Barrett International Shares, a class of shares of Scudder International Fund, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated February 6, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-854-8525. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 3.

-----------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
-----------------------------

[LOGO] PRINTED WITH SOY INK     [RECYCLE LOGO] Printed on recycled paper


                              Barrett International
                                     Shares
                              ---------------------

Prospectus
February 6, 1998

A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital primarily from foreign equity securities.

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------
This information is designed to help you understand the various costs and expenses of investing in Barrett International Shares (the?"Shares"), a class of shares of Scudder International Fund (the "Fund").* By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)                 NONE
      Commissions to reinvest dividends                                 NONE
      Redemption fees                                                   NONE **
      Fees to exchange shares                                           NONE

2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1998.

      Investment management fee                                        0.82%
      12b-1 fees                                                        NONE
      Other expenses                                                   0.28%
                                                                       ----
      Total Fund operating expenses                                    1.10%
                                                                       ====

Example

Based on the level of estimated total Fund operating expenses listed above, the total expenses relating to a $1,000 investment in the Barrett International Shares of the Fund, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                           1 Year                3 Years
                           ------                -------
                             $11                   $35

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Fund's Barrett International Shares. The Fund also offers International Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. More information may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-854-8525.

** You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information --Redeeming shares."

--------------------------------------------------------------------------------

--
2

---------------------------------------
A message from Scudder's
chairman
---------------------------------------

[PHOTO]

Daniel Pierce, Chairman
Scudder, Stevens & Clark, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. During the past year, Scudder entered into an alliance with Zurich Insurance Company in which Zurich has acquired a majority interest in Scudder and combined Scudder with Zurich Kemper Investments, Inc. Scudder's name has been changed to Scudder Kemper Investments, Inc. Today, Scudder Kemper Investments manages in excess of $___ billion for many private accounts and over ___ mutual fund portfolios. We continue to manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and eight closed-end funds that invest in countries around the world.

---------------------------------------
Scudder International Fund
Barrett International Shares
---------------------------------------

Investment objective

o     long-term growth of capital primarily from foreign equity securities

Investment characteristics

o professional management to help investors without the time or expertise to invest directly in foreign securities

o international diversification which helps reduce international investment risk

o     convenient participation in investments denominated in foreign currencies

o     $25,000 initial minimum investment

---------------------------------------
Contents
---------------------------------------

Investment objective and policies ......   4
Why invest in the Fund? ................   4
International investment experience ....   5
Additional information about policies
  and investments ......................   5
Distribution and performance information   8
Fund organization ......................   9
Transaction information ................  11
Shareholder benefits ...................  15
Purchases and redemptions ..............  17
How to contact Scudder .................  18


                                                                              --

---------------------------------------
Investment objective and
policies
---------------------------------------

Scudder International Fund (the "Fund"), a series of Scudder International Fund, Inc., seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Fund to participate in non-United States companies and economies with prospects for growth. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund generally invests in equity securities of established companies, listed on foreign exchanges, which the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes have favorable characteristics.

When the Adviser believes that it is appropriate to do so in order to achieve the Fund's investment objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged by the Adviser to be of equivalent quality. The Fund may also invest up to 5% of its total assets in debt securities which are rated below investment-grade (see "Risk factors").

In addition, the Fund may enter into repurchase agreements, reverse repurchase agreements, and invest in illiquid and restricted securities, and may engage in securities lending and strategic transactions, which may include derivatives.

When the Adviser determines that exceptional conditions exist abroad, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S. It is impossible to accurately predict for how long such alternative strategies may be utilized.

---------------------------------------
Why invest in the Fund?
---------------------------------------

The Fund is designed for investors seeking investment opportunity and diversification through an actively managed portfolio of foreign securities.

One reason that some investors may wish to invest overseas is that certain foreign economies may grow more rapidly than the U.S. economy and may offer opportunities for achieving superior investment returns. Another reason is that foreign stock and bond markets do not always move in step with each other or with the U.S. markets. A portfolio invested in a number of


--
4
markets worldwide will be better diversified than one which is subject to the movements of a single market.

Another benefit of the Fund is that it eliminates the complications and extra costs associated with direct investment in individual foreign securities.

Individuals investing directly in foreign stocks may find it difficult to make purchases and sales, to obtain current information, to hold securities in safekeeping, and to convert the value of their investments from foreign currencies into U.S. dollars. The Fund manages these tasks for the investor. With a single investment, the investor has a diversified international investment portfolio, which is actively managed by experienced professionals. The Adviser has had many years of experience in dealing in foreign markets and with brokers and custodian banks around the world. The Adviser also has the benefit of an established information network and believes the Fund affords a convenient and cost-effective method of investing internationally.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

---------------------------------------
International investment
experience
---------------------------------------

The Adviser has been a leader in international investment management and trading for over 40 years. In addition to the Fund, which was initially incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, its investment company clients include Scudder International Bond Fund and Scudder International Growth and Income Fund, which invest internationally, Scudder Global Fund, Scudder Global Bond Fund, and Scudder Global Discovery Fund, which invest worldwide, Scudder Greater Europe Growth Fund, which invests primarily in securities of European companies, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests primarily in Latin American issuers, Scudder Pacific Opportunities Fund, which invests primarily in issuers located in the Pacific Basin, with the exception of Japan, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets, and Scudder Emerging Markets Growth Fund, which invests in equity investments in emerging markets. The Adviser also manages the assets of seven closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., and Scudder Spain and Portugal Fund, Inc. Assets of the Adviser's international investment company clients exceeded $___ billion as of January 1, 1998.

---------------------------------------
Additional information about
policies and investments
---------------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains asset coverage of 300% for all borrowings, and may not make loans except through the lending of portfolio securities, the


                                                                              --
purchase of debt securities or interests in indebtedness, or through repurchase agreements. Reverse repurchase agreements are not subject to the one-third asset coverage requirement. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment purposes.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Shares' Statement of Additional Information.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Securities lending

The Fund may lend portfolio securities to registered broker/dealers as a means of increasing its income. These loans may not exceed 30% of the Fund's total assets taken at market value. Loans of portfolio securities will be secured continuously by collateral consisting of U.S. Government securities or fixed-income obligations that are maintained at all times in an amount at least equal to the current market value of the loaned securities. The Fund will earn any interest or dividends paid on the loaned securities and may share with the borrower some of the income received on the collateral for the loan or will be paid a premium for the loan.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a


--
6
function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Securities lending. From time to time the Fund may lend its portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be in good standing and will not be made unless, in the judgment of the Adviser, the consideration to be received in exchange for such loans would justify the risk.

Debt securities. The Fund may invest no more than 5% of its total assets in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The


                                                                              --
lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Fund may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest.

Illiquid and restricted securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid and restricted securities. Disposing of illiquid and restricted securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Shares' Statement of Additional Information.

---------------------------------------
Distribution and performance
information
---------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them


--
8
reinvested in additional Shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of the Fund, in accordance with formulae prescribed by the Securities and Exchange Commission. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a class of the Fund for a specified period. The "average annual total return" of a class of the Fund is the average annual compound rate of return of an investment in a class of the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a class of the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses as well as particular class expenses.

---------------------------------------
Fund organization
---------------------------------------

Scudder International Fund is a diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is a Maryland corporation whose predecessor was organized in 1953.

The Fund's activities are supervised by the Corporation's Board of Directors.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for the Fund.

Under the Plan, shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example,


                                                                              --
transfer agency fees attributable to a specific class, and certain securities registration fees.

In addition to the Barrett International Shares class of shares offered herein, the Fund offers one other class of shares, International Shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about this other class of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc., at 1-800-225-2470.

Each share of a class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one class of the Fund, in which case only the shareholders of such class of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to, and has no current intention of, holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

The Adviser receives an investment management fee for these services. The Fund pays the Adviser an annual fee of 0.90% of the first $500 million of average daily net assets, 0.85% of such assets in excess of $500 million, 0.80% of such assets in excess of $1 billion, 0.75% of such assets in excess of $2 billion and 0.70% of such assets in excess of $3 billion. The Fund's fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

The Fund, on behalf of Barrett International Shares class, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Barrett International Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are


--
10
expenses of the Barrett International Shares class only.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

---------------------------------------
Transaction information
---------------------------------------

Purchasing shares

There is a $25,000 minimum initial investment in the Barrett International Shares class of the Fund. The minimum subsequent investment for the Barrett International Shares class of the Fund is $1,000. The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Corporation. Investment minimums may also be waived for Directors and officers of the Corporation and existing shareholders as of January 29, 1998, the date of the creation of the new class. The Corporation and the Distributor reserve the right to reject any purchase order. All funds will be invested in full and fractional Shares.

Shares of the Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of the Fund will be executed at the net asset value per share next determined after the Fund's transfer agent receives the request in good order. See "Share Price."

Orders for shares of the Fund will become effective at the net asset value per share next determined after receipt by the Transfer Agent of a check drawn on any member of the Federal Reserve System or by the custodian of a bank wire or Federal Reserve wire.

Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional Shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions."

Initial Purchase by Wire

1. Shareholders may open an account by calling toll free from any continental state: 1-800-854-8525. Give the name(s) in which the Fund's account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the class of Shares, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

2. Instruct the wiring bank to transmit the specified amount to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA  02101
      ABA Number 011000028
      DDA Account 9903-5552


                                                                              --

3. Complete a Purchase Application. A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption Service can be used. Indicate the services to be used and the name of the class of Shares to be invested. Mail or fax the Purchase Application to:

      Scudder Service Corporation
      P.O. Box 9242
      Boston, Massachusetts 02205
      Fax:  (617) 792-4722

Additional Purchases by Wire

Instruct the wiring bank to transmit the specified amount to State Street Bank and Trust Company with the information stated above.

Additional Purchases by Telephone Order

Existing shareholders may purchase shares at a certain day's price by calling the Transfer Agent before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. The Fund may, at its discretion, accept purchase orders of less than $10,000 regardless of the account size or may allow an account to be established through this service.

The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Initial Purchase by Mail

1. Complete a Purchase Application. Indicate the services to be used.

2. Mail the Purchase Application and check payable to the Scudder Funds to the Transfer Agent at the address set forth above.

Additional Purchases by Mail

1. Make a check payable to the Scudder Funds. Write the shareholder's Fund account number on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

Redeeming shares

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of a class of the Fund will be redeemed at its next determined net asset value. See "Share Price." For the shareholder's convenience, the Corporation has established several different redemption procedures.

No redemption of shares purchased by check will be permitted until seven business days after those shares have been credited to the shareholder's account.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to make payment of redemption proceeds in whole or in part in readily marketable securities. The Corporation may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value


--
12
of the net assets of the Fund not reasonably practicable.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

A shareholder's account in the Fund remains open for up to one year following complete redemption, and all costs during the period will be borne by the Fund.

The Corporation reserves the right to redeem upon not less than 30 days' written notice the Shares in an account of the Fund that has a value of $25,000 or less. Reductions in value that result solely from market activity will not trigger an involuntary redemption. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

The Corporation also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing the Corporation with a taxpayer identification number during the 30-day notice period.

Redemption by Mail

1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Fund account number and give Social Security or taxpayer identification number (where applicable).

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be redeemed have a value of $100,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, brokers/dealers, municipal securities brokers/dealers, government securities brokers/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing shares."

Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Corporation reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Corporation and State Street Bank and Trust Corporation are open for business.


--
13

1. Telephone the request to the Transfer Agent by calling toll free from any continental state: 1-800-854-8525, or

2. Mail the request to the Transfer Agent at the address set forth under "Purchasing Shares."

Proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Fund is received by the Transfer Agent by the close of regular trading on the Exchange (currently 4:00 p.m. eastern time) on a day the Corporation and State Street Bank and Trust Company are open for business, the redemption proceeds will be transmitted to the shareholder's bank the following business day. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record.

Share price

Purchases and redemptions are made at net asset value. Scudder Fund Accounting Corporation determines the net asset value per share of the Barrett International Shares class as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share of the Barrett International Shares class is calculated by dividing the value of total assets attributable to the Barrett International Shares class, less all liabilities attributable to that class, by the total number of shares outstanding for that class.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per Share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares for any reason, including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member


--
14
may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind).

If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder International Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging the Adviser's extensive resources.

Lead Portfolio Manager Irene Cheng joined Scudder in 1993. Ms. Cheng, who has over 13 years of industry experience, focuses on portfolio management and equity strategy for the Adviser's international equity accounts.

Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined the Adviser and the team in 1976.

Carol L. Franklin joined Scudder International Fund's portfolio management team in 1986. Ms. Franklin, who has over 20 years of experience in finance and investing, joined the Adviser in 1981.

Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined the Adviser in 1992. Ms. Gregory, who joined the team in 1994, has been involved with investment in global and international stocks.

Marc Joseph, Portfolio Manager, managed international portfolios prior to joining the Adviser in 1997 and is a member of the Adviser's Global Equity Group, where he focuses on managing international equity portfolios. Mr. Joseph has over 10 years of industry experience.

Sheridan Reilly joined the Adviser in 1995 and is a member of the Adviser's Global Equity Group. Mr. Reilly has over 10 years of industry experience focusing on strategies for global portfolios, currency hedging and foreign equity markets.

Account Services

Shareholders will be sent a Statement of Account from the Distributor, as agent of the Company, whenever a share transaction is effected in the accounts. Shareholders can write or call the Company at the address and telephone number on the cover of this Prospectus with any questions relating to their investment in shares of the Fund.

Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a


                                                                              --
number of accounts in the Fund. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.

Shareholder Reports. The fiscal year of the Fund ends on March 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the investments in the Fund and other information (including unaudited financial statements) pertaining to the Fund. An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year.

Dividend reinvestment plan. You may have dividends and distributions automatically reinvested in additional Fund Shares. Please call 1-800-854-8525 to request this feature.


--
16

--------------------------------------------------------------------------------
Purchases and redemptions
--------------------------------------------------------------------------------

Opening       Minimum initial investment: $25,000
an account

Make checks   o By Mail  Send your completed and signed application and check
payable to               by regular, express, registered or certified mail to:
"The Scudder
Funds."

                            Scudder Shareholder Service Center
                            42 Longwater Drive
                            Norwell, Massachusetts  02061-1612

              o By Wire  Please see Transaction information--Purchasing shares--
                         By wire for details, including the ABA wire transfer number. Then call 1-800-854-8525 for instructions.
--------------------------------------------------------------------------------

Purchasing
additional    Minimum additional investment: $1,000
shares

Make checks   o By Mail  Send a check with a purchase application, or with a
payable to               letter of instruction including your account number and
"The Scudder             the complete Fund name and class, to the address listed
Funds."                  above.

              o By Wire  Please see Transaction information--Purchasing shares--
                         By wire for details, including the ABA wire transfer number.
--------------------------------------------------------------------------------
Redeeming     o By         To speak with a service representative, call
shares          Telephone  1-800-854-8525 from 8 a.m. to 6 p.m. eastern time.

              o By Mail    Send your instructions for redemption to
                           the address set forth under Opening an Account above and include:
                             - the name of the Fund and class and account
                               number you are redeeming from;
                             - your name(s) and address as they appear on your
                               account;
                             - the dollar amount or number of shares you wish
                               to redeem;
                             - your signature(s) as it appears on your
                               account; and
                             - a daytime telephone number.

                             A signature guarantee is required for redemptions over $100,000. See Transaction information-- Redeeming shares.

--------------------------------------------------------------------------------


                                                                              --

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

      For existing account service and transactions

            Scudder Financial Intermediary Services Group -- 1-800-854-8525

Please address all correspondence to:

      Scudder Shareholder Service Center
      42 Longwater Drive
      Norwell, Massachusetts
      02061-1612


--
18

                           SCUDDER INTERNATIONAL FUND

                          Barrett International Shares

            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                      Long-Term Growth of Capital Primarily
                         From Foreign Equity Securities

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 6, 1998

--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Barrett International Shares, a class of Scudder International Fund, dated February 6, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS
                                                                Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES .................    1
     General Investment Objective and Policies ...............    1
     Investment Restrictions .................................   11

PURCHASES ....................................................   13

REDEEMING SHARES .............................................   13

FEATURES AND SERVICES OFFERED BY THE FUND ....................   13

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ....................   13

PERFORMANCE INFORMATION ......................................   14
     Average Annual Total Return .............................   14
     Cumulative Total Return .................................   14
     Total Return ............................................   15
     Comparison of Fund Performance ..........................   15

FUND ORGANIZATION ............................................   19

INVESTMENT ADVISER ...........................................   21
     Personal Investments by Employees of the Adviser ........   24

DIRECTORS AND OFFICERS .......................................   24

REMUNERATION .................................................   26
     Responsibilities of the Board-Board
       and Committee Meetings ................................   26
     Compensation of Officers and Directors ..................   27

DISTRIBUTOR ..................................................   28

TAXES ........................................................   28

PORTFOLIO TRANSACTIONS .......................................   32
     Brokerage Commissions ...................................   32
     Portfolio Turnover ......................................   33

NET ASSET VALUE ..............................................   33

ADDITIONAL INFORMATION .......................................   34
     Experts .................................................   34
     Other Information .......................................   34

FINANCIAL STATEMENTS .........................................   35

APPENDIX

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

            (See "Investment objective and policies" and "Additional
                   information about policies and investments"
                  in the Barrett International shares class of
                       shares of the Fund's prospectus.)

      Scudder International Fund (the "Fund"), a series of Scudder International Fund, Inc. (the "Corporation"), is a pure no-load(TM), open-end management investment company which continuously offers and redeems its shares at net asset value. It is a company of the type commonly known as a mutual fund. The Fund is a diversified series of the Corporation. The Fund offers two classes of shares, Barrett International Shares (the "Shares") and International Shares. This statement of additional information applies only to the Shares.

General Investment Objective and Policies

     The Fund's investment objective is to seek long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Fund to participate in non-U.S. companies and economies with prospects for growth.

      The Fund invests in companies, wherever organized, which do business primarily outside the United States.

      The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

     Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

     The Fund generally invests in equity securities of established companies listed on foreign exchanges, which the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes have favorable characteristics. The Adviser expects this condition to continue, although the Fund may invest in other securities. Up to 20% of the total assets of the Fund may be invested in debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). In determining the location of the principal activities and interests of a company, the Adviser takes into account such factors as the location of the company's assets, personnel, sales and earnings. In selecting securities for the Fund's portfolio, the Adviser seeks to identify companies whose securities prices do not adequately reflect their established positions in their fields. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strong competitive advantages, strength of management and general operating characteristics which will enable the companies to compete successfully in the marketplace. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

      The Fund may invest in any type of security, including, but not limited to, shares, preferred or common; bonds and other evidences of indebtedness; and other securities of issuers wherever organized, and not excluding evidences of indebtedness of governments and their political subdivisions. The Fund, in view of its investment objective, intends under normal conditions to maintain a portfolio consisting primarily of a diversified list of equity securities.

      Under exceptional economic or market conditions abroad, the Fund may, for temporary defensive purposes, until normal conditions return, invest all or a major portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in such countries. It is impossible to accurately predict for how long such alternate strategies may be utilized.

      Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

Foreign Securities. The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified group of securities of companies, wherever organized, which do business primarily outside the U.S., and foreign governments. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Fund's investment policy, the Fund is not intended to provide a complete investment program for an investor.

       Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities including bonds of foreign governments, supranational organizations and private issuers, including bonds denominated in the ECU. Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged to be of equivalent quality, as determined by the Adviser. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

High Yield/High Risk Bonds. The Fund may also purchase, to a limited extent, debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P, and unrated securities, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 5% of its total assets in securities rated BB or lower by Moody's or Ba by S&P, and may invest in securities which are rated D by S&P. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of the Fund to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

      Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

      For more information regarding tax issues related to high yield securities, see "TAXES."

Illiquid and Restricted Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

     For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing. The value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its total assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options, other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

      The policies set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund's outstanding shares. As used in this Statement of Additional Information, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. The Fund has elected to be classified as a diversified series of an open-end investment company.

      In addition, as a matter of fundamental policy, the Fund will not:

          (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          (2)  issue senior securities,  except as permitted under the 1940 Act,
               as  amended,   and  as  interpreted  or  modified  by  regulatory
               authority having jurisdiction, from time to time;

          (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

          (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

          (6) purchase physical commodities or contracts relating to physical commodities; or

          (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

      The Fund will not as a matter of nonfundamental policy:

          1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

          (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

          (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

          (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

          (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

          (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

          (7) lend portfolio securities in an amount greater than 5% of its total assets.


      In addition to the foregoing restrictions, it is not the policy of the Fund to concentrate its investments in any particular industry and the Fund's management does not intend to make acquisitions in particular industries which would increase the percentage of the market value of the Fund's assets above 25% for any one industry. The Fund may not deviate from such policy without a vote of a majority of the outstanding shares as provided by the 1940 Act.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

                                    PURCHASES

  (See "Transaction Information-Purchasing Shares" in the Shares' Prospectus)

      There is a $25,000 minimum initial investment in the Barrett International Shares class of shares of the Fund. The minimum subsequent investment in the Shares is $1,000. Investment minimums may be waived for Directors and officers of the Corporation and certain other affiliates and entities. The Fund and Scudder Investor Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional Shares.

      Shares of the Fund may be purchased by writing or calling Scudder Service Corporation, a subsidiary of the Adviser (the "Transfer Agent"). Due to the desire of the Corporation to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Orders for Shares of the Fund will be executed at the net asset value per Share next determined after an order has become effective.

      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited with any dividends and capital gains distributions that are paid in additional Shares. See "Distribution and Performance Information-Dividends and Capital Gains Distributions" in the Shares' Prospectus.

                                REDEEMING SHARES

   (See "Transaction Information-Redeeming Shares" in the Shares' Prospectus)

      Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to the Fund during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings,
(ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of Fund securities or determination of the value of the net assets of the Fund not reasonably practicable.

      A shareholder's account remains open for up to one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholders Benefits" in the Shares' Prospectus)

      Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Fund. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Corporation. For information on the special monthly summary of accounts, contact the Corporation.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  (See "Distribution and performance information - Dividends and capital gains distributions" in the Shares' prospectus.)

      The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

      If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

      Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal tax return.

      The Fund intends to distribute its investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made if necessary.

      Both types of distributions will be made in Shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in Shares or cash.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

     (See "Distribution and performance information-Performance information"
                           in the Shares' prospectus.)

      From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

      Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in the Shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

      Where:

            P     =     a hypothetical initial investment of $1,000
            T     =     Average Annual Total Return
            n     =     number of years
            ERV   =     ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

      Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Shares and assume that all dividends and capital gains distributions during the period were reinvested in the Shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1

      Where:

            C     =     Cumulative Total Return
            P     =     a hypothetical initial investment of $1,000
            ERV   =     ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

      Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Shares with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      Because some or all of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Shares' investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

      From time to time, in advertising and marketing literature, The Shares' performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, the Shares' performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which the Fund's performance may be compared include, but are not limited to, the following:

            The Europe/Australia/Far East (EAFE) Index
            International Finance Corporation's Latin America Investable Total
              Return Index
            Morgan Stanley Capital International World Index
            J.P. Morgan Global Traded Bond Index
            Salomon Brothers World Government Bond Index
            NASDAQ Composite Index
            Wilshire 5000 Stock Index

      From time to time, in marketing and other Fund literature, Directors and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund and the Shares. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Taking a Global Approach

      Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment - even in blue-chip domestic securities - is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments - everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

      The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

      Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed - only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

      Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

      International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S. investments strike the best balance between risk and reward.

Scudder's 30% Solution

      The 30 Percent Solution - A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.

                                FUND ORGANIZATION

              (See "Fund organization" in the Shares' prospectus.)

      The Corporation was organized as Scudder Fund of Canada Ltd. in Canada in 1953 by the investment management firm of Scudder, Stevens & Clark, Inc.. On March 16, 1964, the name of the Corporation was changed to Scudder International Investments Ltd. On July 31, 1975, the corporate domicile of the Corporation was changed to the U.S. through the transfer of its net assets to a newly formed Maryland corporation, Scudder International Fund, Inc., in exchange for shares of the Corporation which then were distributed to the shareholders of the Corporation.

      The authorized capital stock of the Corporation consists of 700 million shares of a par value of $.01 each-all of one class and all having equal rights as to voting, redemption, dividends and liquidation. Shareholders have one vote for each share held. The Corporation's capital stock is comprised of six series:
Scudder International Fund, the original series; Scudder Latin America Fund, Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each series consists of 100 million shares except for the Fund which consists of 200 million shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

      The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The assets of the Corporation received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Corporation. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Corporation, subject to the general supervision of the Directors, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Corporation or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

      The Directors, in their discretion, may authorize the division of shares of the Corporation (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

      Pursuant to the approval of a majority of stockholders, the Fund's Trustees have the discretion to retain the current distribution arrangement while investing in a master fund in a master/feeder fund structure if the Board determines that the objectives of the Fund would be achieved more efficiently thereby.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

      The Corporation's Amended and Restated Articles of Incorporation (the "Articles") provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act, shall not be liable to the Corporation or its shareholders for damages. Maryland law currently provides that Directors shall be immune from liability for any action taken by them in good faith, in a manner reasonably believed to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation consistent with applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director, officer, employee or agent against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

     (See "Fund organization-Investment adviser" in the Shares' prospectus.)

      Scudder Kemper Investments, Inc., an investment firm, acts as investment adviser to the Fund. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, is one of the most experienced investment management firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

      Effective November __, 1997, Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Zurich's subsidiary, Zurich Kemper Investments, Inc., and changing its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

Pursuant to an Agreement between Scudder Kemper Investments, Inc. ("Scudder") and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The Investment Management Agreement (the "Agreement") dated September 5, 1996 was approved by the Directors of the Fund on September 5, 1996. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Corporation's Directors. At the special meeting of the Fund's stockholders held on October 23, 1997, the stockholders also approved the new investment management agreement. The new investment management agreement (the "Agreement") became effective as of November __, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines which securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Corporation's Articles, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Directors of the Corporation may from time to time establish.

      Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Corporation's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the Commission and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

      The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Directors, officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such Directors, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

      On September 5, 1996, the Corporation's Board of Directors approved a new Investment Management Agreement (the "Management Agreement") with Scudder Kemper Investments, Inc. (the "Adviser"). The management fee payable under the Management Agreement is equal to an annual rate of approximately 0.90% of the first $500,000,000 of average daily net assets, 0.85% of the next $500,000,000 of such net assets, 0.80% of the next $1,000,000,000 of such net assets, 0.75% of the next $1,000,000,000 of such net assets, and 0.70% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

      Under the Investment Management Agreement between the Fund and the Adviser which was in effect prior to September 5, 1996 (the "Agreement"), the Fund agreed to pay to the Adviser a fee equal to an annual rate of 0.90% on the first $500,000,000 of the Fund's average daily net assets, 0.85% on the next $500,000,000, 0.80% on the next $1,000,000,000, and 0.75% of such net assets in excess of $2,000,000,000, computed and accrued daily and payable monthly.

      The net investment advisory fees for the fiscal years ended March 31, 1997, 1996 and 1995 were $20,989,160, $19,502,443 and $19,032,146, respectively.

      Under the Agreement the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors of the Fund with respect thereto.

      The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Directors of the Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Directors of the Fund may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

                                                                                 Position with
                                                                                 Underwriter,
                                                                                 Scudder
                            Position              Principal                      Investor
Name, Age, and Address      with Fund             Occupation**                   Services,Inc.
----------------------      ---------             ------------                   -------------

Daniel Pierce (63)+*        Chairman of           Chairman of the                Vice
                            the Board             Board and Managing             President,
                            and Director          Director of Scudder            Director &
                                                  Kemper Investments,            Assistant
                                                  Inc.                           Treasurer

Paul Bancroft III (67)      Director              Venture Capitalist             -
1120 Cheston Lane                                 and Consultant;
Queenstown, MD                                    Retired President,
21658                                             Chief Executive
                                                  Officer and
                                                  Director, Bessemer
                                                  Securities Corporation

Sheryle J. Bolton (51)      Director              CEO, Scientific                -
Scientific Learning                               Learning
Corporation                                       Corporation, Former
1995 University                                   President and Chief
Avenue, Suite 400                                 Operating Officer,
Berkeley, CA                                      Physicians' Online,
94704                                             Inc. (electronic
                                                  transmission of
                                                  clinical information
                                                  for physicians (1994-
                                                  1995); Member,
                                                  Senior Management
                                                  Team, Rockefeller &
                                                  Co. (1990-1993).

William T. Burgin (53)      Director              General Partner,
83 Walnut Street                                  Bessemer Venture
Wellesley, MA                                     Partners; General
02181                                             Partner, Deer &
                                                  Company; Director,
                                                  James River Corp.; Director,
                                                  Galile Corp., Director of
                                                  various privately held
                                                  companies.

Thomas J. Devine (70)       Director              Consultant                     -
641 Lexington
Avenue
New York, NY
10022

Keith R. Fox (43)           Director              President, Exeter              -
10 East 53rd Street                               Capital Management
New York, NY                                      Corporation
10022

William H.                  Director              Consultant; Guest              -
Gleysteen, Jr. (71)                               Scholar, Brookings
                                                  Institute

                                                                                 Position with
                                                                                 Underwriter,
                                                                                 Scudder
                            Position              Principal                      Investor
Name, Age, and Address      with Fund             Occupation**                   Services,Inc.
----------------------      ---------             ------------                   -------------

William H. Luers (68)       Director              President, The                 -
The Metropolitan                                  Metropolitan Museum
Museum of Art                                     of Art (1986 to
1000 Fifth Avenue                                 present)
New York, NY
10028

Wilson Nolen (70)           Director              Consultant (1989 to            -
1120 Fifth Avenue                                 present); Corporate
New York, NY                                      Vice President,
10128                                             Becton, Dickinson &
                                                  Company
                                                  (manufacturer of
                                                  medical and
                                                  scientific products)
                                                  until 1989

Kathryn L. Quirk (44)#@     Director;             Managing Director of           Vice
                            Vice                  Scudder Kemper                 President
                            President             Investments, Inc.
                            and
                            Assistant
                            Secretary

Robert G. Stone, Jr. (74)   Honorary              Chairman Emeritus              -
405 Lexington               Director              and Director, Kirby
Avenue                                            Corporation (inland
New York, NY                                      and offshore marine
10174                                             transportation and
                                                  diesel repairs)

Robert W. Lear (80)         Honorary              Executive-in-                  -
429 Silvermine Road         Director              Residence,
New Canaan, CT                                    Visiting Professor,
06840                                             Columbia University
                                                  Graduate School of
                                                  Business

Elizabeth J. Allan (44) #   Vice                  Principal of Scudder           -
                            President             Kemper Investments, Inc.

Joyce E. Cornell (53)#      Vice                  Managing Director of           -
                            President             Scudder Kemper
                                                  Investments, Inc.

Carol L. Franklin (44)#     Vice                  Managing Director of           -
                            President             Scudder Kemper
                                                  Investments, Inc.

Edmund B. Games, Jr. (60)+  Vice                  Principal of Scudder           -
                            President             Kemper Investments, Inc.

Jerard K. Hartman (64) #    Vice                  Managing Director of           -
                            President             Scudder Kemper
                                                  Investments, Inc.

Thomas W. Joseph  (58)+     Vice                  Principal of Scudder           Vice President,
                            President             Kemper Investments, Inc.       Director, Treasurer &
                                                                                 Assistant Clerk

Thomas F. McDonough (50)+   Vice                  Principal of Scudder           Clerk
                            President and         Kemper Investments, Inc.
                            Secretary

Pamela A. McGrath (43)+     Vice                  Managing Director of           -
                            President             Scudder Kemper
                            and                   Investments, Inc.
                            Treasurer

                                                                                 Position with
                                                                                 Underwriter,
                                                                                 Scudder
                            Position              Principal                      Investor
Name, Age, and Address      with Fund             Occupation**                   Services,Inc.
----------------------      ---------             ------------                   -------------

Edward J. O'Connell (52)#   Vice                  Principal of Scudder           Assistant
                            President             Kemper Investments, Inc.       Treasurer
                            and
                            Assistant
                            Treasurer

Richard W. Desmond (61)#    Assistant             Vice President of              Vice
                            Secretary             Scudder Kemper                 President
                                                  Investments, Inc.


* Mr. Pierce and Ms. Quirk are considered by the Fund and its counsel to be persons who are "interested persons" of the Adviser or of the Fund within the meaning of the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
@ Ms. Quirk is a member of the Executive Committee which may exercise substantially all of the powers of the Board of Directors when it is not in session.
+     Address: Two International Place, Boston, Massachusetts 02110
#     Address: 345 Park Avenue, New York, New York 10154

      As of December 31, 1997 all Directors and officers of the Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.

      As of December 31, 1997, ____ shares in the aggregate, ___% of the outstanding shares of the Fund, were held in the name of __________ who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      To the best of the Fund's knowledge, as of December 31, 1997 no person owned beneficially (as so defined) more than 5% of the Fund's outstanding shares except as stated above.

      The Directors and officers of the Fund also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board-Board and Committee Meetings

      The Board of Directors is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. (the "Adviser"). These "Independent Directors" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

      The Board of Directors meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

      All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

      The Independent Directors receive the following compensation: an annual director's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Directors have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special director task forces or subcommittees or service as lead or liaison director. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.

      The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1997 from the Corporation and from all of the Scudder funds as a group.

To Be Updated

           Name                          Scudder International Fund, Inc.*                 All Scudder Funds
           ----                          ---------------------------------                 -----------------
Paul Bancroft III, Director                           $41,486                             $143,358 (16 funds)

Sheryle J. Bolton, Director                             $___                                    $___

William T. Burgin, Director                             $___                                    $___

Thomas J. Devine, Director                            $44,086                             $156,058 (18 funds)

Keith R. Fox, Director                                $43,486                             $87,508 (10 funds)

William H. Gleysteen, Jr., Director                   $44,086                             $130,336 (13 funds)

William H. Luers, Director                            $43,486                             $100,486 (11 funds)

Wilson Nolen, Director                                $45,086                             $165,608 (17 funds)

Dr. Gordon Shillinglaw, Director                      $45,086                             $119,918 (19 funds)


* Scudder International Fund, Inc. consists of six funds: Scudder International Fund, Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund, Scudder Emerging Markets Growth Fund and Scudder International Growth and Income Fund.

      Members of the Board of Directors who are employees of Scudder or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

      The Corporation has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 17, 1992 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Directors on September 10-11, 1997.

      Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the Commission of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund does not currently have a 12b-1 Plan, and the Directors have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a Rule 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

     (See "Distribution and performance information - Dividends and capital gains distributions" and "Transaction information-Tax information, Tax identification number" in the Shares' prospectus.)

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      The Fund intends to qualify for and may make the election permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the payment of foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

      If the Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any stock in the Fund's portfolio similar to the stocks on which the index is based. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting national principal contract, futures or forward contraction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulatories may supply similar treatment to other transactions with respect to property that becomes substantially worthless.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

       The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Fund through the Distributor which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the Custodian for appraisal purposes, or who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information will be used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      The Directors intend to review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. Within the past three years no such recapture has been effected.

      In the fiscal years ended March 31, 1997, 1996 and 1995, the Fund paid brokerage commissions of $5,275,727, $7,301,706 and $5,463,019, respectively. For the fiscal year ended March 31, 1997, $4,915,740 (93%) of the total brokerage commissions paid by the Fund resulted from orders for transactions, placed consistently with the policy of seeking to obtain the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $1,688,398,843 (92% of all brokerage transactions). The balance of such brokerage was not allocated to particular broker or dealer with regard to the above-mentioned or other special factors.

Portfolio Turnover

     The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. The Fund's portfolio turnover rates for the fiscal years ended March 31, 1997 and 1996 were 35.8% and 45.2%, respectively. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

                                 NET ASSET VALUE

      The net asset value of Shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per Share is determined by dividing the value of the total assets of the Fund attributable to the Shares, less all liabilities attributable to the Shares, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

       The Financial Highlights of the Fund, which reflects information for the Fund prior to the creation of multiple classes for the Fund, and therefore, prior to the creation of the Shares as a class of the Fund, included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Other Information

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

      The CUSIP number of the Shares is __________.

      The Fund has a fiscal year end of March 31.

      The Fund employs Brown Brothers Harriman and Company, 40 Water Street, Boston, Massachusetts 02109 as Custodian for the Fund.

      The law firm of Dechert Price & Rhoads is counsel to the Fund.

      Information herein is provided at the Fund level which consisted of only one class of shares, the International Shares, on March 31, 1997.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee of $26.00 for each retail account and $29.00 for each retirement account. Included in services to shareholders was $3,050,321 charged to the Fund by Scudder Service Corporation during the fiscal year ended March 31, 1997, of which $296,627 was unpaid at March 31, 1997.

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended March 31, 1997, Scudder Fund Accounting Corporation's fee aggregated $795,122, of which $65,991 was unpaid at March 31, 1997.

      Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for such accounts. The Fund pays Scudder Trust Company an annual fee of $17.55 per shareholder account. The Fund incurred fees of $930,582, $520,034 and $351,249 during the fiscal years ended March 31, 1997, 1996 and 1995, respectively, of which $111,209 was unpaid at March 31, 1997 for the fiscal year ended March 31, 1997.

      The Share's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the Commission under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the Commission in Washington, D.C.

                              FINANCIAL STATEMENTS

      The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated March 31, 1997 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information by reference in its entirety. The financial statements incorporated herein reflect the investment performance of the Fund prior to the addition of the Barrett International Shares class of shares of the Fund.

                                    APPENDIX

      The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

      S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Item 24.  Financial Statements and Exhibits

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    For Scudder International Fund:

                                    Financial highlights for the ten fiscal years ended March 31, 1997
                                    (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Pacific Opportunities Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Greater Europe Growth Fund:

                                    Financial highlights for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Emerging Markets Growth Fund:

                                    Financial highlights for the period May 8, 1996 (commencement of operations)
                                    to October 31, 1996
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder International Growth and Income Fund:

                                    Financial highlights for the period June 30, 1997
                                    (commencement of operations) to August 31, 1997

                           Included in Part B of this Registration Statement:

                                    For Scudder International Fund:

                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997

                                Part C - Page 1

                                    Statement of Operations for the fiscal year ended March 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1997
                                    Financial Highlights for the ten fiscal years ended March 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October
                                    31, 1996
                                    Financial Highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Pacific Opportunities Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statements of Changes in Net Assets for the three fiscal years ended October
                                    31, 1996
                                    Financial Highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the three fiscal years ended October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder Greater Europe Growth Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the fiscal year ended October 31, 1996
                                    Statement of Changes in Net Assets for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1996
                                    Financial Highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31,
                                    1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                Part C - Page 2

                                    For Scudder Emerging Markets Growth Fund:

                                    Investment Portfolio as of October 31, 1996
                                    Statement of Assets and Liabilities as of October 31, 1996
                                    Statement of Operations for the period May 8, 1996 (commencement of operations) to October 31, 1996
                                    Statement of Changes in Net Assets for the period May 8, 1996 (commencement of operations) to October 31, 1996
                                    Financial Highlights for the period May 8, 1996 (commencement of operations)
                                    to October 31, 1996
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 52 to the
                                    Registration Statement.)

                                    For Scudder International Growth and Income Fund:

                                    Statement of Assets and Liabilities as of May 23, 1997 and related notes
                                    (Incorporated by reference to Post-Effective Amendment No. 55 to the
                                    Registration Statement.)
                                    Investment Portfolio as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997
                                    Statement of Operations for the period ended August 31, 1997
                                    Statements of Changes in Net Assets for the period ended August 31, 1997
                                    Financial Highlights for the period June 30, 1997 (commencement of operations)
                                    to August 31, 1997
                                    Notes to Financial Statements

                    b.        Exhibits:

                              1.         (a)         Articles of Amendment and Restatement of the Registrant as of
                                                     January 24, 1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Articles Supplementary dated September 17, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Articles Supplementary dated December 1, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)         Articles Supplementary dated August 3, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)         Articles Supplementary dated February 20, 1996.
                                                     (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                                     Amendment No. 46 to the Registration Statement.)

                                         (f)         Articles Supplementary dated September 5, 1996.
                                                     (Incorporated by reference to Exhibit 1(f) to Post-Effective
                                                     Amendment No. 52 to the Registration Statement.)

                                Part C - Page 3

                                         (g)         Articles Supplementary dated December 12, 1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                         (h)         Articles Supplementary dated March 3, 1997.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              2.         (a)         Amended and Restated By-Laws of the Registrant dated March 4,
                                                     1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Amended and Restated By-Laws of the Registrant dated September
                                                     20, 1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Amended and Restated By-Laws of the Registrant dated December 12,
                                                     1991.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)         Amended and Restated By-Laws of the Registrant dated September 4,
                                                     1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              3.                     Inapplicable.

                              4.                     Specimen certificate representing shares of Common Stock ($.01 par value) for Scudder International Fund.
                                                     (Incorporated by reference to Exhibit 4 to Post-Effective
                                                     Amendment No. 31 to the Registration Statement.)

                              5.         (a)         Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated December 14, 1990.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated December 7, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder, Stevens &
                                                     Clark, Inc. dated December 7, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 4

                                         (d)         Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder, Stevens &
                                                     Clark, Inc. dated October 10, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                         (e)         Investment Management Agreement between the Registrant on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated September 8, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (f)         Investment Management Agreement between the Registrant on behalf of Scudder Emerging Markets Growth Fund and Scudder, Stevens &
                                                     Clark, Inc. dated May 8, 1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement.)

                                         (g)         Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder,
                                                     Stevens & Clark, Inc. dated June 10, 1997.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (h)         Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                     dated September 5, 1996.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                              6.         (a)         Underwriting Agreement between the Registrant and Scudder
                                                     Investor Services, Inc., formerly Scudder Fund Distributors,
                                                     Inc., dated July 15, 1985.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Underwriting Agreement between the Registrant and Scudder
                                                     Investor Services, Inc. dated September 17, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              7.                     Inapplicable.

                              8.         (a)(1)      Custodian Contract between the Registrant and Brown Brothers
                                                     Harriman & Co. dated April 14, 1986.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(2)      Custodian Contract between the Registrant, on behalf of Scudder
                                                     Latin America Fund, and Brown Brothers Harriman & Co. dated
                                                     November 25, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 5

                                         (a)(3)      Custodian Contract between the Registrant, on behalf of Scudder
                                                     Pacific Opportunities Fund, and Brown Brothers Harriman & Co.
                                                     dated November 25, 1992.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(4)      Custodian Contract between the Registrant, on behalf of Scudder
                                                     Greater Europe Growth Fund, and Brown Brothers Harriman & Co.
                                                     dated October 10, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                         (a)(5)      Fee schedule for Exhibit 8(a)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(6)      Revised fee schedule for Exhibit 8(a)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (a)(7)      Custodian Contract between the Registrant and Brown Brothers
                                                     Harriman & Co. dated March 7, 1995.
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                         (a)(8)      Fee schedule for Exhibit 8(a)(7).
                                                     (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                         (b)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and Morgan Guaranty Trust Company of New York, Tokyo office, dated November 8, 1976.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)(2)      Fee schedule for Exhibit 8(b)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and Morgan Guaranty Trust Company of New York, Brussels
                                                     office, dated November 15, 1976.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(2)      Fee schedule for Exhibit 8(c)(l).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)(1)      Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                                     The Bank of New York, London office, dated January 30, 1979.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 6

                                         (d)(2)      Fee schedule for Exhibit 8(d)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and The Chase Manhattan Bank, N.A., Singapore office, dated
                                                     June 9, 1980.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)(2)      Fee schedule for Exhibit 8(e)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                                         (f)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated
                                                     June 4, 1979.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (f)(2)      Fee schedule for Exhibit 8(f)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (g)(1)      Master Subcustodian Agreement between Brown Brothers Harriman &
                                                     Co. and Citibank, N.A. New York office, dated July 16, 1981.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (g)(2)      Fee schedule for Exhibit 8(g)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              9.         (a)(1)      Transfer Agency and Service Agreement between the Registrant and
                                                     Scudder Service Corporation dated October 2, 1989.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(2)      Fee schedule for Exhibit 9(a)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (a)(3)      Service Agreement between Copeland Associates, Inc. and Scudder
                                                     Service Corporation dated June 8, 1995.
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (b)         Letter Agreement between the Registrant and Cazenove, Inc. dated
                                                     January 23, 1978, with respect to the pricing of securities.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 7

                                         (c)(1)      COMPASS Service Agreement between the Registrant and Scudder
                                                     Trust Company dated January 1, 1990.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(2)      Fee schedule for Exhibit (9)(c)(1).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)(3)      COMPASS and TRAK 2000 Service Agreement between the Registrant and Scudder Trust Company dated October 1, 1995.
                                                     (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (d)(1)      Shareholder Services Agreement between the Registrant and Charles
                                                     Schwab & Co., Inc. dated June 1, 1990.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)(2)      Administrative Services Agreement between the Registrant and
                                                     McGladrey & Pullen, Inc. dated September 30, 1995.
                                                     (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (e)(1)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund
                                                     Accounting Corporation dated October 10, 1994.
                                                     (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                         (e)(2)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting
                                                     Corporation dated April 12, 1995 is filed herein.
                                                     (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                         (e)(3)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995.
                                                     (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (e)(4)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995.
                                                     (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective
                                                     Amendment No. 47 to the Registration Statement.)

                                         (e)(5)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996.
                                                     (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective
                                                     Amendment No. 49 to the Registration Statement.)

                                Part C - Page 8

                                         (e)(6)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June
                                                     3, 1997.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              10.                    Opinion and Consent of Counsel.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              11.                    Inapplicable.

                              12.                    Inapplicable.

                              13.                    Inapplicable.

                              14.        (a)         Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (b)         Scudder Individual Retirement Plan.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (c)         Scudder Funds 403(b) Plan.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (d)         Scudder Employer - Select 403(b) Plan.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                         (e)         Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              15.                    Inapplicable.

                              16.                    Schedule for Computation of Performance Quotations.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              17.                    Financial Data Schedule for Scudder International Fund.
                                                     (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)


                              18.                    Inapplicable.



               Power of Attorney for Nicholas Bratt, Paul Bancroft III, Thomas
               J. Devine, William H. Gleysteen, Jr., William H. Luers, Wilson Nolen, Juris Padegs, Daniel Pierce, and Gordon Shillinglaw is incorporated by reference to the signature page of Post-Effective Amendment No. 35.

                                Part C - Page 9

               Power of Attorney for Keith R. Fox is incorporated by reference to the Signature Page of Post-Effective Amendment No. 47.

               Power of Attorney for Kathryn L. Quirk is incorporated by reference to the signature page of Post-Effective Amendment No. 54.

               Power of Attorney for David S. Lee is incorporated by reference to the signature page of Post-Effective Amendment No. 56.

Item 25.       Persons Controlled by or under Common Control with Registrant.

               None

Item 25.       Persons Controlled by or under Common Control with Registrant.

               None

Item 26.       Number of Holders of Securities (as of November 3, 1997).

                                            (1)                                              (2)

                                       Title of Class                              Number of Shareholders

                   Capital Stock ($.01 par value per share)
                        Scudder International Fund                                      109,082
                        Scudder Latin America Fund                                       71,835
                        Scudder Pacific Opportunities Fund                               24,031
                        Scudder Greater Europe Growth Fund                               13,751
                        Scudder Emerging Markets Growth Fund                             14,737
                        Scudder International Growth and Income Fund                      6,635

Item 27.          Indemnification.

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification

                           To the  fullest  extent  permitted  by  the  Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The   Corporation,   including  its   successors  and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                                Part C - Page 10

                           The Corporation  may purchase and maintain  insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights  provided  to any  person by this  Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing   in  these   Articles   of   Amendment   and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

         SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party

                                Part C - Page 11

Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 28.          Business or Other Connections of Investment Adviser

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                            Business and Other Connections of Board
                    Name    of Directors of Registrant's Adviser

Stephen R. Beckwith         Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                                  Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                            President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**

                                Part C - Page 12

                            President, The Japan Fund, Inc. (investment company)**
                            Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                            Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                            Supervisory Director, Scudder Mortgage Fund (investment company)+
                            Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I & II
                                  (investment company) +
                            Director, Canadian High Income Fund (investment company)#
                            Director, Hot Growth Companies Fund (investment company)#
                            Director, Sovereign High Yield Investment Company (investment company)+
                            Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt              Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President & Director, Scudder New Europe Fund, Inc. (investment company)**
                            President & Director, The Brazil Fund, Inc. (investment company)**
                            President & Director, The First Iberian Fund, Inc. (investment company)**
                            President & Director, Scudder International Fund, Inc.  (investment company)**
                            President & Director, Scudder Global Fund, Inc. (President on all series except Scudder Global
                                  Fund) (investment company)**
                            President & Director, The Korea Fund, Inc. (investment company)**
                            President & Director, Scudder New Asia Fund, Inc. (investment company)**
                            President, The Argentina Fund, Inc. (investment company)**
                            Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                            Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                            Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser) Toronto,
                                  Ontario, Canada
                            Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown            Director, Chief Administrative Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Trustee, Scudder GNMA Fund (investment company)*
                            Trustee, Scudder Portfolio Trust (investment company)*
                            Trustee, Scudder U.S. Treasury Fund (investment company)*
                            Trustee, Scudder Tax Free Money Fund (investment company)*
                            Trustee, Scudder State Tax Free Trust (investment company)*
                            Trustee, Scudder Cash Investment Trust (investment company)*
                            Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                            Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                            Director & President, Scudder Trust Company (a trust company)+++
                            Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady              Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                            Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                            Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                            Chairman & Trustee, AARP Growth Trust (investment company)**
                            Chairman & Trustee, AARP Income Trust (investment company)**
                            Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                            Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                            Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*

                                Part C - Page 13

                            Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima         Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Vice President, Scudder California Tax Free Trust (investment company)*
                            Vice President, Scudder Equity Trust (investment company)**
                            Vice President, Scudder Cash Investment Trust (investment company)*
                            Vice President, Scudder Fund, Inc. (investment company)**
                            Vice President, Scudder Global Fund, Inc. (investment company)**
                            Vice President, Scudder GNMA Fund (investment company)*
                            Vice President, Scudder Portfolio Trust (investment company)*
                            Vice President, Scudder Institutional Fund, Inc. (investment company)**
                            Vice President, Scudder International Fund, Inc. (investment company)**
                            Vice President, Scudder Investment Trust (investment company)*
                            Vice President, Scudder Municipal Trust (investment company)*
                            Vice President, Scudder Mutual Funds, Inc. (investment company)**
                            Vice President, Scudder New Asia Fund, Inc. (investment company)**
                            Vice President, Scudder New Europe Fund, Inc. (investment company)**
                            Vice President, Scudder Securities Trust (investment company)*
                            Vice President, Scudder State Tax Free Trust (investment company)*
                            Vice President, Scudder Funds Trust (investment company)**
                            Vice President, Scudder Tax Free Money Fund (investment company)*
                            Vice President, Scudder Tax Free Trust (investment company)*
                            Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                            Vice President, Scudder Pathway Series (investment company)*
                            Vice President, Scudder Variable Life Investment Fund (investment company)*
                            Vice President, The Brazil Fund, Inc. (investment company)**
                            Vice President, The Korea Fund, Inc. (investment company)**
                            Vice President, The Argentina Fund, Inc. (investment company)**
                            Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                            Vice President, The First Iberian Fund, Inc. (investment company)**
                            Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                            Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President, Montgomery Street Income Securities, Inc. (investment company) o
                            Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce               Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                            Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                            Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                            Chairman & Director, Scudder International Fund, Inc. (investment company)**
                            Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                            President & Trustee, Scudder Equity Trust (investment company)**
                            President & Trustee, Scudder GNMA Fund (investment company)*
                            President & Trustee, Scudder Portfolio Trust (investment company)*
                            President & Trustee, Scudder Funds Trust (investment company)**

                                Part C - Page 14

                            President & Trustee, Scudder Securities Trust (investment company)*
                            President & Trustee, Scudder Investment Trust (investment company)*
                            President & Director, Scudder Institutional Fund, Inc. (investment company)**
                            President & Director, Scudder Fund, Inc. (investment company)**
                            President & Director, Scudder Mutual Funds, Inc. (investment company)**
                            Vice President & Trustee, Scudder Municipal Trust (investment company)*
                            Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                            Vice President & Trustee, Scudder Pathway Series (investment company)*
                            Trustee, Scudder California Tax Free Trust (investment company)*
                            Trustee, Scudder State Tax Free Trust (investment company)*
                            Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                            Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser),
                                  Toronto, Ontario, Canada
                            Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                            Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                            President & Director, Scudder Precious Metals, Inc. xxx
                            Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                  (a real estate holding company)*
                            Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                            Director, Scudder Latin America Investment Trust PLC (investment company)@
                            Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                            Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                            Trustee, New England Aquarium, Boston, MA
                            Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk            Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder, Stevens & Clark,
                                  Inc. (investment adviser)**
                            Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                            Director, Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                            Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                            Director, Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                            Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                            Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                            Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                            Trustee, Scudder Investment Trust (investment company)*
                            Trustee, Scudder Municipal Trust (investment company)*
                            Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                            Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                            Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                            Vice President & Secretary, AARP Growth Trust (investment company)**
                            Vice President & Secretary, AARP Income Trust (investment company)**
                            Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                            Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                            Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                            Vice President & Secretary, The Japan Fund, Inc. (investment company)**

                                Part C - Page 15

                          Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc. (investment company)o
                            Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                            Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                            Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                            Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                            Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc. (investment company)**
                            Vice President, Scudder Fund, Inc. (investment company)**
                            Vice President, Scudder Institutional Fund, Inc. (investment company)**
                            Vice President, Scudder GNMA Fund (investment company)*
                            Director, Senior Vice President & Clerk, Scudder Investor Services, Inc. (broker/dealer)*
                            Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                            Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                            Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                            Director, SFA, Inc. (advertising agency)*
                            Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            President, AARP Cash Investment Funds (investment company)**
                            President, AARP Growth Trust (investment company)**
                            President, AARP Income Trust (investment company)**
                            President, AARP Tax Free Income Trust (investment company)**
                            President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani           Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Chairman & Director, The Argentina Fund, Inc. (investment company)**
                            Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                            Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                            Supervisory Director, Scudder Mortgage Fund (investment company) +
                            Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I & II
                                  (investment company)+
                            Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                            Director, The Brazil Fund, Inc. (investment company)**
                            Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                            President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                            President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                            Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                            Director, IBJ Global Investment Management S.A., (Luxembourg investment management company)
                                  Luxembourg, Grand-Duchy of Luxembourg

                                Part C - Page 16

Stephen A. Wohler           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                            Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

                                Part C - Page 17

 (b)

 (1)                                (2)                                         (3)

 Name and Principal                 Position and Offices with                    Positions and
 Business Address                   Scudder Investor Services, Inc.              Offices with Registrant

 Lynn S. Birdsong                   Senior Vice President                        None
 345 Park Avenue
 New York, NY 10154

 E. Michael Brown                   Assistant Treasurer                          None
 Two International Place
 Boston, MA  02110

 Mark S. Casady                     Director and Vice President                  None
 Two International Place
 Boston, MA  02110

 Linda Coughlin                     Director and Senior Vice President           None
 Two International Place
 Boston, MA  02110

 Richard W. Desmond                 Vice President                               Assistant Secretary
 345 Park Avenue
 New York, NY  10154

 Paul J. Elmlinger                  Senior Vice President and                    None
 345 Park Avenue                      Assistant Clerk
 New York, NY  10154

 Margaret D. Hadzima                Assistant Treasurer                          None
 Two International Place
 Boston, MA  02110

 Thomas W. Joseph                   Director, Vice President, Treasurer          Vice President
 Two International Place              and Assistant Clerk
 Boston, MA 02110

 David S. Lee                       Director, President and                      Vice President and Assistant
 Two International Place              Assistant Treasurer                          Treasurer
 Boston, MA 02110

 Thomas F. McDonough                Clerk                                        Vice President and Secretary
 Two International Place
 Boston, MA 02110

 Thomas H. O'Brien                  Assistant Treasurer                          None
 345 Park Avenue
 New York, NY  10154

 Edward J. O'Connell                Assistant Treasurer                          Vice President and Assistant
 345 Park Avenue                                                                   Treasurer
 New York, NY 10154

                                Part C - Page 18

 Daniel Pierce                      Director, Vice President                    Chairman of the Board and
 Two International Place              and Assistant Treasurer                     Director
 Boston, MA 02110

 Kathryn L. Quirk                   Director, Senior Vice President             Director, Vice President and
 345 Park Avenue                      and Assistant Clerk                         Assistant Secretary
 New York, NY  10154

 Robert A. Rudell                   Vice President                               None
 Two International Place
 Boston, MA 02110

 Edmund J. Thimme                   Vice President                               None
 345 Park Avenue
 New York, NY  10154

 Benjamin Thorndike                 Vice President                               None
 Two International Place
 Boston, MA 02110

 Sydney S. Tucker                   Vice President                               None
 Two International Place
 Boston, MA 02110

 David B. Watts                     Assistant Treasurer                          None
 Two International Place
 Boston, MA 02110

 Linda J. Wondrack                  Vice President                               None
 Two International Place
 Boston, MA 02110

The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

 (c)

                     (1)                     (2)                 (3)                 (4)               (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage           Other
                 Underwriter             Commissions       and Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.       Location of Accounts and Records.

               Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

                                Part C - Page 19

Item 31.       Management Services.

               Inapplicable.

Item 32.       Undertakings

               Inapplicable.




                                Part C - Page 20

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of November, 1997.



                                         SCUDDER INTERNATIONAL FUND, INC.



                                         By  /s/Thomas F. McDonough
                                             -------------------------------
                                             Thomas F. McDonough,
                                             Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Paul Bancroft, III
--------------------------------------
Paul Bancroft, III*                         Director                                     November 24, 1997


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Director                                     November 24, 1997


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Director                                     November 24, 1997


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Director                                     November 24, 1997


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     November 24, 1997


/s/William H. Gleysteen, Jr.
--------------------------------------
William H. Gleysteen, Jr.*                  Director                                     November 24, 1997


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     November 24, 1997



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Wilson Nolen
--------------------------------------
Wilson Nolen*                               Director                                     November 24, 1997


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman of the Board and Director           November 24, 1997


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Director, Vice President and                 November 24, 1997
                                            Assistant Secretary


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Vice President and Treasurer                 November 24, 1997
                                            (Principal Financial and Accounting
                                            Officer)




*By:  /s/Thomas F. McDonough
     ---------------------------------
      Thomas F. McDonough,
      Attorney-in-Fact pursuant to a power of attorney
      contained in the signature page of Post-Effective
      Amendment Nos. 35, 47, 49, 54, 56 and 58 to the
      Registration Statement, filed October 8, 1992,
      February 27, 1996, July 17, 1996, June 2, 1997, July
      31, 1997 and December 4, 1997, respectively.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of November, 1997.

                                            SCUDDER INTERNATIONAL FUND, INC.


                                   By   /s/Thomas F. McDonough
          `                             ------------------------------------
                                            Thomas F. McDonough,
                                            Secretary and Vice President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a director or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton                           Director                                     November 24, 1997


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of November, 1997.

                                            SCUDDER INTERNATIONAL FUND, INC.


                                   By       /s/Thomas F. McDonough
                                            ---------------------------------
                                            Thomas F. McDonough,
                                            Secretary and Vice President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as a director or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/William T. Burgin
--------------------------------------
William T. Burgin                           Director                                     November 24, 1997


                                                       File No. 2-14400
                                                       File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT No. 58

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 38

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX

                                   Exhibit 18